Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,032,634	$ 157,174
Prepaid expenses and other current assets	215,186	520,620
Total current assets	1,247,820	677,794
Intangible assets	611,094	532,143
Total assets	1,858,914	1,209,937
Current liabilities:
Accounts payable	971,199	2,596,848
Accrued liabilities	292,395	18,746
Accrued interest	112,124	109,861
Related party liabilities	247,967	243,525
Convertible notes payable	0	740,000
Warrant liability	0	232,988
8% Senior convertible debentures	931,942	0
Convertible promissory notes	124,393	768,892
Derivative liability	5,859,170	26,893
Total current liabilities	8,539,190	4,737,753
Total liabilities	8,539,190	4,737,753
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.001 par value - 1,000,000,000 shares authorized at December 31, 2013 and 2012, respectively; 574,171,945 and 342,516,931 shares issued and outstanding at December 31, 2013 and 2012, respectively	574,172	342,517
Additional paid-in capital	18,938,039	7,991,465
Deficit accumulated during the development stage	(27,032,131)	(11,862,048)
Total stockholders’ equity (deficit)	(7,519,170)	(3,527,816)
Total liabilities and stockholders’ equity (deficit)	1,858,914	1,209,937
Series A Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	0	250
Series B Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	0	0
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	750	0
Series D Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	$ 838,894	$ 0